Contents of Significant Accounts - Derecognized Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Jun. 01, 2015 TWD ($)	Dec. 31, 2014 TWD ($)
Assets
Cash and cash equivalents		$ 2,755,552	$ 81,674,572	$ 1,942,610	$ 57,578,981	$ 53,290,433		$ 46,212,423
Other receivables		39,653	1,175,307		918,652
Inventories	$ 18,154,700	615,975	18,257,500		16,997,815
Property, plant and equipment		6,941,352	205,741,681		224,983,404
Total assets		13,196,094	391,132,220		384,226,715
Liabilities
Short-term loans		(858,487)	(25,445,540)		(20,550,801)
Notes and accounts payable		(220,498)	(6,535,570)		(6,854,849)
Payables on equipment		(157,618)	(4,671,802)		(15,036,892)
Current portion of long-term liabilities		(923,206)	(27,363,822)		(10,500,929)
Other current liabilities	$ (4,123,016)	(235,644)	(6,984,482)		(3,389,800)
Liabilities		$ (6,123,861)	$ (181,511,222)		$ (169,280,341)
Disposal groups classified as held for sale [Member] | Topcell Solar International Co., Ltd. [Member]
Assets
Cash and cash equivalents							$ 834,955
Notes and accounts receivable							855,927
Other receivables							60,638
Inventories							495,726
Prepayments							231,288
Property, plant and equipment							3,862,129
Others							106,714
Total assets							6,447,377
Liabilities
Short-term loans							(3,488,700)
Notes and accounts payable							(409,244)
Other payables							(197,259)
Payables on equipment							(127,297)
Current portion of long-term liabilities							(810,878)
Other current liabilities							(10,107)
Long-term loans							(176,470)
Liabilities							(5,219,955)
Net carrying amount of the disposal group							$ 1,227,422